Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 43,291	$ 42,502	$ 46,279
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	20,762	20,553	19,795
Cost of share-based payment	1,607	3,798	2,079
Changes in value of short-term and long-term loans from banks and others and deposits, net	(676)	1,533	(1,686)
Changes in deferred taxes, net	(1,564)	(3,238)	(3,904)
Payments of contingent consideration related to acquisitions	(922)	(6,572)	(3,919)
Capital loss (gain) on sale of property and equipment	7	(42)
Effect of exchange rate on of cash and cash equivalents held in currencies other than the functional currency	(82)	285	3,747
Change in value of financial assets measured at fair value through profit or loss	(27)	(114)	76
Working capital adjustments:
Trade receivables	(4,583)	18,426	(2,569)
Accrued expenses and other accounts payable	13,647	(7,190)	(975)
Other current and long-term accounts receivable	(4,746)	(5,586)	(1,934)
Trade payables	510	858	139
Deferred revenues	7,609	3,779	(513)
Net cash provided by operating activities	74,833	68,992	56,615
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix A)	(12,489)	(14,244)	(21,670)
Loans to related party		909	(2,250)
Proceeds from sale of property, plant and equipment	45	54
Payments to former shareholders of consolidated company		(583)
Proceeds from sale (purchase) of financial assets, net	585	(1,243)	309
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(6,852)	(11,320)	(4,870)
Purchase of intangible assets			(219)
Purchase of property and equipment	(1,535)	(1,618)	(4,381)
Investment in a company accounted for at equity	(198)	(498)
Change in short-term and long-term deposits	482	4,110	1,682
Capitalization of software development	(2,650)	(3,183)	(3,059)
Net cash used in investing activities	(22,612)	(27,616)	(34,458)
Cash flows from financing activities:
Exercise of employees’ stock options		22	1
Dividend paid to non-controlling interests	(7,870)	(4,055)	(4,170)
Dividend paid to Magic’s shareholders	(10,016)	(30,798)	(24,841)
Repayment of long-term loans from banks and others	(33,695)	(20,994)	(14,323)
Receipt of long-term loans from banks and others	12,603	49,465	30,703
Repayment of lease liabilities	(6,029)	(5,690)	(4,792)
Purchase of non-controlling interest	(314)
Cash paid due to exercise of put option by non-controlling interests	176	(5,243)	(854)
Net cash used in financing activities	(45,145)	(17,293)	(18,276)
Effect of exchange rate changes on cash and cash equivalents	(240)	(1,202)	(8,909)
Increase (decrease) in cash and cash equivalents	6,836	22,881	(5,028)
Cash and cash equivalents at beginning of year	105,943	83,062	88,090
Cash and cash equivalents at end of year	112,779	105,943	83,062
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Net assets, excluding acquired cash	(2,566)	(197)	(1,168)
Intangible assets, net of deferred taxes	(6,272)	(8,281)	(13,552)
Goodwill	(6,885)	(9,410)	(22,370)
Deferred and contingent liabilities assumed in current year business combinations	3,234		15,420
Non-controlling interests		3,644
Cash paid in conjunction with acquisitions, net of acquired cash total	(12,489)	(14,244)	(21,670)
Non-cash activities:
Dividends declared but not yet paid to Magic’s shareholders	11,587
Dividends declared but not yet paid to non-controlling interests	2,574
Right-of-use asset recognized with corresponding lease liability	4,450	2,787	6,349
Supplemental disclosure of cash flow activities:
Income taxes	10,446	15,886	14,457
Interest	$ 5,550	$ 3,208	$ 1,306